Document And Entity Information	Aug. 03, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 03, 2026
Entity Registrant Name	American Bitcoin Corp.
Entity Central Index Key	0001755953
Entity Emerging Growth Company	false
Entity File Number	001-39096
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-2242651
Entity Address, Address Line One	777 Brickell Avenue
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	305
Local Phone Number	224-6427
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	ABTC
Security Exchange Name	NASDAQ
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	1101 Brickell Avenue, Suite 1500
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131